Commitments	12 Months Ended
Mar. 30, 2013
Commitments And Contingencies Disclosure [Abstract]
Commitments
11.	Commitments:

Operating leases:

The Company leases all of its retail stores under operating leases with the exception of one Birks & Mayors location. The rental costs are based on minimum annual rentals and for some of the stores, a percentage of sales. Such percentage of sales varies by location. In addition, most leases are subject to annual adjustments for increases in real estate taxes and common area maintenance costs. The Company also has operating leases for certain equipment.

Future minimum lease payments for the next five years and thereafter are as follows (in thousands):

Year ending March:
2014	$15,893
2015	13,031
2016	10,930
2017	9,359
2018	6,249
Thereafter	15,534

$70,996

Rent expense for the Company was approximately $25.2 million, including $0.4 million of contingent rent for the year ended March 30, 2013, $26.2 million, including $0.5 million of contingent rent for the year ended March 31, 2012 and $27.1 million, including $0.3 million of contingent rent for the year ended March 26, 2011.